Financing receivables, net (Tables)	12 Months Ended
Dec. 31, 2021
Financing Receivable, Net [Abstract]
Schedule of financing receivables, net
The financing receivables, net, consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Short-term:
Short-term financing receivables	71,271	99,857
Allowance for credit losses	(488)	(2,657)

Short-term financing receivables, net	70,783	97,200

Long-term:
Long-term financing receivables	2,930	571
Allowance for credit losses	(95)	—

Long-term financing receivables, net	2,835	571

Schedule of balances of financing receivables by due date
The following table summarizes the balances of financing receivables by due date.

	As of December 31,
	2020	2021
	RMB	RMB
Due in months:
0 - 12	71,271	99,857
13 - 24	2,930	571

Total financing receivables	74,201	100,428

Schedule of movement of the allowance for credit losses
The movement of the allowance for credit losses for the years ended December 31, 2019, 2020 and 2021 were as following:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	23,183	20,544	583
Addition due to acquisition of Ganzhou Micro Finance	17,470	—	—
Additions/(Reversal)	33,942	45,090	(1,934)
(Charge-offs)/Charge-offs reversal	(54,051)	(65,051)	4,008

Balance at end of the year	20,544	583	2,657

Schedule of aging analysis of past due financing receivables
Aging analysis of past due financing receivables are as below:

Financing receivables	1 - 30 Days Past Due	31 - 60 Days Past Due	61 - 90 Days Past Due	91 Days or Greater Past Due	Total Past Due	Current	Total
As of December 31, 2020	164	154	106	—	424	73,777	74,201
As of December 31, 2021	1,354	700	232	—	2,286	98,142	100,428